UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3274

MONEY MARKET PORTFOLIO

(Exact name of registrant as specified in charter)

One Cityplace, Hartford, CT 06103-3415

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget President Money Market Portfolio 260 Madison Avenue, 10th Floor New York, NY 10016	Robert N. Hickey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 through April 28, 2006

Item 1.	Proxy Voting Record.

Vote Summary Report

July 01, 2005 - April 28, 2006

Money Market Portfolio

There was no proxy voting for the Money Market Portfolio for the period July 1, 2005 – April 28, 2006, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONEY MARKET PORTFOLIO

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: June 30, 2006